Employee expenses (Tables)	12 Months Ended
Dec. 31, 2025
Employee expenses [Abstract]
Employee Expenses
	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Salary and related expenses	11,600	10,025	7,219
Social security costs	1,178	840	690
Share based compensation expense	8,504	1,171	2,291
	21,282	12,036	10,200